PRIVATE PLACEMENT (Details) - USD ($)	3 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2021	Mar. 31, 2022	Oct. 29, 2021	Jan. 27, 2021
PRIVATE PLACEMENT
Shares issued price per share	$ 10.20	$ 10.20		$ 10.20	$ 10.20	$ 10.20
Aggregate purchase price			$ 25,000
Private Placement
PRIVATE PLACEMENT
Minimum period for transferable, assignable or saleable of shares	30 days	30 days		30 days
Private Placement | Sponsor
PRIVATE PLACEMENT
Number of shares issued	960,000	960,000		960,000
Private Placement | CCM
PRIVATE PLACEMENT
Number of shares issued	30,000	30,000		30,000
Private Placement | Cantor
PRIVATE PLACEMENT
Number of shares issued	70,000	70,000		70,000
Private Placement | Class A ordinary shares
PRIVATE PLACEMENT
Number of shares issued	1,060,000	1,060,000		1,060,000
Shares issued price per share	$ 10.00	$ 10.00		$ 10.00
Aggregate purchase price	$ 10,600,000	$ 10,600,000		$ 10,600,000